Note 25 - Income Tax	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
NOTE 25.	INCOME TAX

A summary of income tax (expense) benefit is as follows.

[US$ thousands]	Year ended December 31,
Income tax (expense) benefit	2017	2018	2019
Current income taxes	(5,449)	(4,322)	(5,112)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	-	(615)	(322)
Deferred taxes	4,009	(1,544)	(168)
Income tax (expense) benefit	(1,440)	(6,481)	(5,602)

(
1
)
Currency effect on income tax (expense) benefit due to corporate income tax filing in NOK for Norwegian entities with USD as functional currency.

The Group’s parent company is domiciled in the Cayman Islands, where the applicable tax rate is zero. With the headquarter of the Group being located in Norway and a large share of the income from the browser and news segment being recognized by Opera Norway AS, the reconciliation of the expected to actual income tax (expense) benefit effective tax rate is consequently based on the applicable tax rate in Norway, which was
22%
in
2019
(
2018:
23%
and
2017:
24%
). The tax rate in Norway will remain
22%
in
2020.

[US$ thousands]	Year ended December 31,
Reconciliation of tax (expense) benefit to Norwegian nominal statutory tax rate	2017	2018	2019
Net income (loss) before income taxes	7,504	41,641	63,500
Tax (expense) benefit at applicable tax rate in Norway	(1,801)	(9,577)	(13,970)
Effect of different tax rates applied by subsidiaries	1,120	(167)	(2,118)
Permanent differences
Tax effect of translation differences exempted for tax	(1,287)	218	1,155
Tax effect of financial items exempted from tax	1,614	1,726	1,917
Tax effects of losses in associates and joint ventures which are non-deductible	(401)	(744)	383
Withholding taxes paid	-	-	(232)
Net other permanent differences (not) tax deductible	2,289	(617)	4,269
Other effects
Change to previously recognized deferred tax assets	(1,812)	1,589	27
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods	-	(615)	3,162
Change in unrecognized deferred tax assets	(1,554)	1,144	(314)
Change in tax rate	392	561	119
Income tax (expense) benefit for the year	(1,440)	(6,481)	(5,602)
Effective tax rate	19.2%	15.6%	8.8%

The following summarizes the Group’s deferred tax assets and liabilities.

[US$ thousands]	As of December 31,
Deferred tax asset and deferred tax liability	2018	2019
Furniture, fixtures and equipment, and intangible assets	22,201	22,703
Loans to customers	-	(7,744)
Other	(445)	(735)
Trade receivables	(133)	(121)
Intercompany interest costs subject to limitations	(5,243)	(7,714)
Withholding tax expected to be credited (credit method)	(3,849)	(1,065)
Tax losses carried forward	(117)	(1,003)
Net deferred tax liability (asset) recognized	12,414	4,322

The following summarizes the Group’s changes in deferred taxes during the periods.

[US$ thousands]	As of December 31,
Change in net deferred tax liability (asset)	2018	2019
Net deferred tax liability (asset) as of January 1	10,870	12,414
Expense (benefit) in Statement of Operations	1,544	(8,092)
Net deferred tax liability (asset)	12,414	4,322

[US$ thousands]	As of December 31,
Deferred tax assets and liabilities	2018	2019
Deferred tax assets	944	6,204
Deferred tax liabilities	13,358	10,526
Net deferred tax liability (1)	12,414	4,322

(
1
)
 Deferred tax assets / liabilities are netted within each tax jurisdiction within the group.

Deferred tax liability related to furniture, fixtures and equipment

The deferred tax liability relates mainly to excess values identified in the purchase price allocation performed in accounting for the acquisition of the Consumer business in
2016.

Deferred tax assets on interest charges carried forward

Deferred tax assets relate to Norwegian limitations to interest deductions on intercompany loans, carried forward due to restrictions. The interest subject to limitations must be utilized within ten
years.

Management has assessed that there is convincing evidence that future taxable profits will be available in order to utilize the interest charges within the time restriction period.